Restricted cash (Details) R$ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2021 BRL (R$)	Dec. 31, 2020 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 216		$ 197
Deposits received	5
Restricted Cash [Abstract]
Current restricted cash	147		132
Non-current restricted cash	69		65
Total restricted cash	216		197
PT Duta Marina
Restricted Cash and Cash Equivalents Items [Line Items]
Fair value of consideration received	7
BTG Pactual
Restricted Cash and Cash Equivalents Items [Line Items]
Appeal, collateral placed | R$		R$ 330
Demand deposit pledged as collateral for tax related guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	69		65
Accounts pledged as collateral for senior secured notes
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	46		30
Accounts pledged as collateral for performance bonds and similar guarantees
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	31		48
Amounts pledged as collateral for leases
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	22		22
Proceeds from rig disposals
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	12		0
Other
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 36		$ 32